Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Revenue
Rental income		$ 18,171
Finance income		20,368
Other income		316
Total Revenue		38,855
Expenses
Management fees - Investment Manager		183,468
Depreciation		16,123
Professional fees		76,664
Administration expense		35,230
Other expense		2,030
Total Expenses		313,605
Net loss		(274,750)
Net loss attributable to the Partnership
Limited Partners		(272,002)
General Partner		(2,748)
Net loss attributable to the Partnership		$ (274,750)
Weighted average number of limited partnership interests outstanding		269,944.71
Net loss attributable to Limited Partners per weighted average number of limited partnership interests outstanding		$ (1.01)
SQN AIF V GP, LLC [Member]
Revenue
Rental income	$ 18,171
Finance income	20,368
Other income	316
Total Revenue	38,855
Expenses
Management fees - Investment Manager	183,468
Depreciation	16,123
Professional fees	76,664
Administration expense	35,320
Other expense	2,030
Total Expenses	313,605
Net loss	(274,750)
Net loss attributable to non-controlling interest in consolidated entity	(272,002)
Net loss attributable to the Member	$ (2,748)